Cover	Sep. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2021
Entity File Number	000-53723
Entity Registrant Name	TAURIGA SCIENCES, INC.
Entity Central Index Key	0001142790
Entity Tax Identification Number	30-0791746
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	4 Nancy Court
Entity Address, Address Line Two	Suite 4
Entity Address, City or Town	Wappingers Falls
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12590
City Area Code	(917)
Local Phone Number	796-9926
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TAUG
Entity Emerging Growth Company	false